GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds
FST, FST Select, FST Preferred, FST Capital, FST Administration, FST Service,
FST Cash Management, FST Premier, FST Resource, FST Class B and
FST Class C Shares (as applicable) of the

Goldman Sachs Financial Square Federal Fund
Goldman Sachs Financial Square Government Fund
Goldman Sachs Financial Square Money Market Fund
Goldman Sachs Financial Square Prime Obligations Fund
Goldman Sachs Financial Square Tax-Free Money Market Fund
Goldman Sachs Financial Square Treasury Instruments Fund
Goldman Sachs Financial Square Treasury Obligations Fund
(the “Funds”)

FST, FST Administration, FST Service and FST Cash Management Shares of the

Goldman Sachs Financial Square Tax-Exempt California Fund (formerly, Goldman
Sachs Institutional Liquid Assets Tax-Exempt California Portfolio)
Goldman Sachs Financial Square Tax-Exempt New York Fund (formerly, Goldman
Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio)
(the “Tax-Exempt California and New York Funds”)

Supplement Dated October 7, 2010 to the
Prospectuses Dated December 29, 2009 and May 14, 2010 (the “Prospectuses”)

The following replaces the fifth, sixth and seventh sentences of the paragraph in the “Fund Investment Objectives and Strategies—Principal Investment Strategies” section of the Prospectuses offering FST, FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares of the Funds:

Each Fund publishes on its website (http://www.goldmansachsfunds.com) a schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months. Each Fund also publishes its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date. In addition, beginning December 7, 2010, each Fund will file more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.

The following replaces the fifth and sixth sentences of the paragraph in the “Fund Investment Objectives and Strategies—Principal Investment Strategies”

section of the Tax-Exempt California and New York Funds’ Prospectuses offering FST, FST Administration, FST Service and FST Cash Management Shares:

Each Fund publishes on its website (http://www.goldmansachsfunds.com) a schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months. Each Fund also publishes its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date. In addition, beginning December 7, 2010, each Fund will file more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.

The following replaces the fifth, sixth and seventh sentences of the paragraph in the “Investment Management Approach—Investment Practices and Securities” section of the Prospectuses offering FST Cash Management, FST Premier and FST Resource Shares of the Funds:

Each Fund publishes on its website (http://www.goldmansachsfunds.com) a schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months. Each Fund also publishes its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date. In addition, beginning December 7, 2010, each Fund will file more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.

The following replaces the fourth, fifth and sixth sentences of the paragraph in the “Investment Management Approach—Investment Practices and Securities” section of the Prospectus offering FST Service, FST Class B and FST Class C Shares of the Goldman Sachs Financial Square Prime Obligations Fund:

The Fund publishes on its website (http://www.goldmansachsfunds.com) a schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Fund’s website for at least six months. The Fund also publishes its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date. In addition, beginning December 7, 2010, the Fund will file more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Fund’s website will contain a link to an SEC website where the Fund’s most recent 12 months of publicly available information may be obtained.

This Supplement should be retained with your Prospectus for future reference.

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